Employee Benefits - Plan Asset Allocation (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Total countries [Domain Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		€ 1,918	€ 1,779
Equity instruments	[1]	1,886	2,033
Investment-grade bonds
Government	[2]	3,255	3,907
Non-government bonds	[2]	8,623	8,283
Non-investment-grade bonds
Government		195	191
Non-government bonds		282	737
Structured products		113	520
Insurance		16	27
Alternatives
Real estate		395	405
Commodities		53	72
Private equity		65	58
Other	[3]	1,684	1,098
Derivatives (Market Value) [Abstract]
Interest rate		(56)	(10)
Credit		95	(157)
Inflation		(797)	(748)
Foreign exchange		14	13
Other		(14)	3
Total fair value of plan assets		17,727	18,211
Germany [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		1,138	1,260
Equity instruments	[1]	1,148	1,265
Investment-grade bonds
Government	[2]	1,975	2,212
Non-government bonds	[2]	5,196	5,189
Non-investment-grade bonds
Government		175	177
Non-government bonds		166	610
Structured products		39	41
Insurance		0	0
Alternatives
Real estate		285	232
Commodities		53	48
Private equity		54	58
Other	[3]	1,419	788
Derivatives (Market Value) [Abstract]
Interest rate		(192)	(191)	[4]
Credit		13	(155)
Inflation		(608)	(544)	[4]
Foreign exchange		14	10
Other		2	3
Total fair value of plan assets		10,877	11,003
UK [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		715	419
Equity instruments	[1]	571	582
Investment-grade bonds
Government	[2]	699	1,167
Non-government bonds	[2]	2,805	2,447
Non-investment-grade bonds
Government		0	0
Non-government bonds		80	70
Structured products		6	402
Insurance		0	0
Alternatives
Real estate		52	117
Commodities		0	24
Private equity		0	0
Other	[3]	22	36
Derivatives (Market Value) [Abstract]
Interest rate		129	148
Credit		0	(1)
Inflation		(194)	(210)
Foreign exchange		(1)	1
Other		0	0
Total fair value of plan assets		4,884	5,202
US [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		(12)	26
Equity instruments	[1]	107	118
Investment-grade bonds
Government	[2]	428	367
Non-government bonds	[2]	405	472
Non-investment-grade bonds
Government		1	0
Non-government bonds		14	20
Structured products		52	51
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other	[3]	0	0
Derivatives (Market Value) [Abstract]
Interest rate		13	37
Credit		82	0
Inflation		0	0
Foreign exchange		0	0
Other		(16)	0
Total fair value of plan assets		1,074	1,091
Other countries [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		77	74
Equity instruments	[1]	60	68
Investment-grade bonds
Government	[2]	153	161
Non-government bonds	[2]	217	175
Non-investment-grade bonds
Government		19	14
Non-government bonds		22	37
Structured products		16	26
Insurance		16	27
Alternatives
Real estate		58	56
Commodities		0	0
Private equity		11	0
Other	[3]	243	274
Derivatives (Market Value) [Abstract]
Interest rate		(6)	(4)
Credit		0	(1)
Inflation		5	6
Foreign exchange		1	2
Other		0	0
Total fair value of plan assets		€ 892	€ 915

[1]	Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolios benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.
[2]	Investment-grade means BBB and above. Average credit rating exposure for the Groups main plans is around A.
[3]	Amongst others this position contains commingled funds which could not be segregated into the other asset categories. In particular the increase from 2017 to 2018 is caused by such positions.
[4]	Comparative 2017 figures have been changed retrospectively to be in line with the current assignment of assets to the derivative categories.